Derivative financial instruments - inputs (Details) - CHF (SFr)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Preferred shares
Disclosure of fair value measurement of assets
Financial assets		SFr 285,962	SFr 285,962
Preferred shares | Underlying share price
Disclosure of fair value measurement of assets
Percentage of reasonably possible increase in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		SFr (21,697)	SFr (21,697)
Percentage of reasonably possible decrease in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		SFr 20,357	SFr 20,357
Preferred shares | Underlying share price | Minimum
Disclosure of fair value measurement of assets
Significant unobservable input		17	17
Preferred shares | Underlying share price | Maximum
Disclosure of fair value measurement of assets
Significant unobservable input		30	30
Phantom shares
Disclosure of fair value measurement of assets
Financial assets		SFr 285,962	SFr 285,962
Phantom shares | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input		17	17
Percentage of reasonably possible increase in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		SFr 39,682	SFr 39,682
Percentage of reasonably possible decrease in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		SFr (36,138)	SFr (36,138)
Anti-dilution protection
Disclosure of fair value measurement of assets
Financial assets		SFr 102,547	SFr 102,547
Anti-dilution protection | Sale price of shares
Disclosure of fair value measurement of assets
Percentage of reasonably possible increase in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		SFr 25,064	SFr 25,064
Percentage of reasonably possible decrease in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		SFr (18,949)	SFr (18,949)
Anti-dilution protection | Sale price of shares | Minimum
Disclosure of fair value measurement of assets
Significant unobservable input		17	17
Anti-dilution protection | Sale price of shares | Maximum
Disclosure of fair value measurement of assets
Significant unobservable input		30	30
Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Financial assets		SFr 60,547	SFr 60,547
Warrants received with ten-year exercise period | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input		17	17
Percentage of reasonably possible increase in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		SFr 15,673	SFr 15,673
Percentage of reasonably possible decrease in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		SFr (12,791)	SFr (12,791)
Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Financial assets		SFr 60,011	SFr 60,011
Warrants received with five-year exercise period | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input		17	17
Percentage of reasonably possible increase in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		SFr 6,091	SFr 6,091
Percentage of reasonably possible decrease in unobservable input		10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		SFr (5,538)	SFr (5,538)
Stalicla SA
Disclosure of fair value measurement of assets
Subscription price for investment in Stalicla SA	SFr 795,029
Stalicla SA | Preferred shares | Underlying share price
Disclosure of fair value measurement of assets
Subscription price for investment in Stalicla SA	SFr 795,029